Summary of significant accounting policies - Reconciliation Of The Company's Operating Lease Commitments (Detail) - USD ($)	Dec. 31, 2019	Jan. 01, 2019
Summary Of Significant Accounting Policies [abstract]
Operating leases - aggregate of minimum lease payments under non-cancellable leases reported at December 31, 2018 (Note 19)		$ 25,861,000
Short term leases (under one year) - undiscounted		(3,340,000)
Finance lease liability already on balance sheet at December 31, 2018 (Note 13)		12,057,000
Effects of discounting on payments included in the calculation of the lease liability (excluding finance lease balances)		(3,448)
Finance lease balances		(2,942)
Lease liability opening balance at January 1, 2019	$ 21,582,000	28,188,000
Less: Finance lease liability already on balance sheet at December 31, 2018		(12,057,000)
IFRS 16 lease liability opening balance at January 1, 2019		$ 16,131,000